Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions	These related parties’ balances as of December 31, 2024 and June 30, 2024 and transactions for the six months ended December 31, 2024 and 2023 are identified as follows:
Name of Related Party	Relationship to the Group
Mr. Shoucheng Lei	A shareholder of the Group
Ocean Master Worldwide Corporation	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Topsheen Shipping Limited	Controlled by a family member of Mr. Jun Li
Topsheen Shipping Singapore Pte. Ltd.	Controlled by a family member of Mr. Jun Li
Topsheen bulk Singapore Pte. Ltd.	Controlled by a family member of Mr. Jun Li
Xun Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited	Controlled by Ocean Master Worldwide Corporation

Schedule of Balances Due from Related Parties and Due to Related Parties

As of December 31, 2024 and June 30, 2024, the balances due from related parties were as follows:

	As of December 31, 2024	As of June 30, 2024
Ocean Master Worldwide Corporation	$—	$71,663
Keen Best Shipping Co Limited	—	86,817
Topsheen Shipping Singapore Pte. Ltd(1)	433,371	381,780
Total	$433,371	$540,260
(1)	The balance represents the outstanding receivable from Topsheen Shipping Singapore Pte. Ltd for the time charter service provided by the Group.
	As of December 31, 2024	As of June 30, 2024
Topsheen Shipping Singapore Pte. Ltd.(1)	$635,108	$213,209
Topsheen Shipping Group Limited(2)	17,099	45,504
Nanjing Top Confidence Marine Management Co., Ltd(2)	18,572	17,683
Ocean Master Worldwide Corporation	11,546	11,546
Due to shareholders and affiliates(3)	24,476,946	24,776,946
Total	$25,159,271	$25,064,888
(1)	The balance mainly represented hire charter collected in advance from Topsheen Shipping Singapore Pte. Ltd.
(2)	The balances mainly represented the expenses paid on behalf of the Group.
(3)	The balances mainly represented non-interest-bearing loans from the shareholders (and their affiliates) of the Group and due on demand.
Services provided to related parties
	For the Six Months ended December 31, 2024	For the Six Months ended December 31, 2023
Topsheen Shipping Singapore Pte. Ltd. (Time charter & Vessel management services revenue)	$9,430,014	$5,143,724
Mei Da Shipping Co. Limited (Vessel management services revenue)	690,649	805,211
Tong Da Shipping Co. Limited (Vessel management services revenue)	721,736	853,289
Topsheen Bulk Singapore Pte Ltd (Time charter revenue)	617,624	—
Keen Best Shipping Co Limited (Vessel management services revenue)	497,079	176,218
Total	$11,957,102	$6,978,442
Short-term office lease expense from a related party
	For the Six Months ended December 31, 2024	For the Six Months ended December 31, 2023
Mr. Jun Li’s affiliate	$13,795	$13,979
Total	$13,795	$13,979
General and administrative expenses shared with a related party
	For the six months ended December 31, 2024	For the six months ended December 31, 2023
Topsheen Shipping Group Co., Ltd	$55,997	$63,032
Total	$55,997	$63,032